UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2015
unaudited
Bonds, notes & other debt instruments 99.50% U.S. Treasury bonds & notes 96.54% U.S. Treasury inflation-protected securities 92.53%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2016[1]	$4,324	$4,285
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	9,035	9,002
U.S. Treasury Inflation-Protected Security 0.125% 2018[1,2]	26,425	26,405
U.S. Treasury Inflation-Protected Security 1.875% 2019[1]	41,572	44,545
U.S. Treasury Inflation-Protected Security 0.125% 2020[1]	100,873	100,490
U.S. Treasury Inflation-Protected Security 1.375% 2020[1]	28,689	30,237
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	35,995	36,587
U.S. Treasury Inflation-Protected Security 1.125% 2021[1]	10,908	11,369
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	60,092	58,770
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	32,062	31,367
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	30,961	29,987
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	27,684	27,354
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	74,765	71,847
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	62,380	62,544
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	37,275	35,967
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	110,681	108,574
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	25,760	29,881
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	39,673	44,899
U.S. Treasury Inflation-Protected Security 2.375% 2027[1]	36,916	43,540
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	19,362	21,590
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	46,678	56,459
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	10,378	9,065
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	17,354	18,238
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	133,248	119,936
		1,032,938
U.S. Treasury 4.01%
U.S. Treasury 2.00% 2025	42,180	41,380
U.S. Treasury 3.00% 2045	3,380	3,404
		44,784
Total U.S. Treasury bonds & notes		1,077,722
Corporate bonds & notes 2.16% Energy 1.42%
Ecopetrol SA 5.375% 2026	2,820	2,636
Ecopetrol SA 5.875% 2045	545	443
Ensco PLC 5.20% 2025	1,625	1,455
Petróleos Mexicanos 7.47% 2026	MXN199,130	11,364
		15,898
Consumer staples 0.63%
CVS Caremark Corp. 3.50% 2022	$1,450	1,484
CVS Caremark Corp. 5.125% 2045	975	1,042
Reynolds American Inc. 5.85% 2045	4,210	4,566
		7,092
American Funds Inflation Linked Bond Fund — Page 1 of 5

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.08%	Principal amount (000)	Value (000)
AbbVie Inc. 4.50% 2035	$575	$551
Pfizer Inc. 0.586% 2018[3]	300	299
		850
Financials 0.03%
American Express Co. 0.919% 2018[3]	300	300
Total corporate bonds & notes		24,140
Bonds & notes of governments & government agencies outside the U.S. 0.54%
Colombia (Republic of) 5.00% 2045	600	536
Japanese Government, Series 18, 0.10% 2024[1]	¥600,000	5,378
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR274	60
		5,974
Asset-backed obligations 0.23%
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,5]	$2,520	2,520
Mortgage-backed obligations 0.03% Commercial mortgage-backed securities 0.03%
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.605% 2049[3,5]	200	211
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,5]	156	166
Total mortgage-backed obligations		377
Total bonds, notes & other debt instruments (cost: $1,129,998,000)		1,110,733
Short-term securities 3.09%
Federal Home Loan Bank 0.15% due 10/23/2015	30,200	30,198
Paccar Financial Corp. 0.15% due 10/5/2015	4,300	4,300
Total short-term securities (cost: $34,493,000)		34,498
Total investment securities 102.59% (cost: $1,164,491,000)		1,145,231
Other assets less liabilities (2.59)%		(28,943)
Net assets 100.00%		$1,116,288
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,153,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 8/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	9/18/2015	HSBC Bank	$5,210	¥648,000	$(136)
Mexican pesos	10/8/2015	Citibank	$3,983	MXN67,000	(16)
					$(152)
American Funds Inflation Linked Bond Fund — Page 2 of 5

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,236,517,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 8/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$2,000,000	$(20)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.461	2/14/2016	1,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	0.908	8/4/2017	200,000	(168)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.988	8/12/2017	250,000	557
Receive	LCH.Clearnet	3-month USD-LIBOR	1.198	8/21/2018	130,000	61
Pay	LCH.Clearnet	3-month USD-LIBOR	1.128	9/1/2018	120,000	224
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1855	9/2/2018	130,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6865	8/19/2020	50,000	113
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6185	8/21/2020	75,000	(80)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6145	8/24/2020	50,000	(67)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.601	8/28/2020	65,000	127
Receive	LCH.Clearnet	3-month USD-LIBOR	1.537	8/28/2020	80,000	(405)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5875	9/2/2020	50,000	146
Pay	LCH.Clearnet	3-month USD-LIBOR	1.632	9/2/2020	80,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.05875	7/31/2022	48,000	(328)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0715	8/3/2022	48,000	354
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8065	8/26/2022	30,000	323
Receive	LCH.Clearnet	3-month USD-LIBOR	1.945	9/1/2022	70,000	(117)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.8	9/2/2022	280,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.469	7/17/2025	55,000	(1,057)
Receive	LCH.Clearnet	6-month EURIBOR	1.0605	7/24/2025	25,000	2
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2955	8/12/2025	50,000	(147)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.225	8/21/2025	20,000	74
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1995	8/21/2025	20,000	(121)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1775	8/28/2025	25,000	199
Receive	LCH.Clearnet	3-month USD-LIBOR	2.2215	9/2/2025	25,000	(107)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.005	9/2/2030	62,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0925	2/3/2035	15,000	(1,272)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6595	8/13/2045	15,000	210
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5895	8/14/2045	15,000	434
Pay	LCH.Clearnet	3-month USD-LIBOR	2.636	8/19/2045	20,000	381
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/20/2045	18,000	162
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6565	8/21/2045	20,000	293
Pay	LCH.Clearnet	3-month USD-LIBOR	2.616	8/28/2045	25,000	573
						$344
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $25,000,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized appreciation at 8/31/2015 (000)
CDX North American Investment Grade Index Series 24	Intercontinental Exchange, Inc.	1.00%	6/20/2020	$25,000	$227

American Funds Inflation Linked Bond Fund — Page 3 of 5

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $17,571,000, which represented 1.57% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,520,000, which represented .23% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
American Funds Inflation Linked Bond Fund — Page 4 of 5

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,835
Gross unrealized depreciation on investment securities	(25,730)
Net unrealized depreciation on investment securities	(23,895)
Cost of investment securities	1,169,126

Key to abbreviations and symbol
¥ = Japanese yen
MXN = Mexican pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0313O-S32842	American Funds Inflation Linked Bond Fund — Page 5 of 5

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 29, 2015